Accounts receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Credit cards	$ 86,673	$ 75,274
Clearing house	27,873	32,278
Airlines	3,904	2,180
Cargo and courier	9,204	9,023
Agencies	2,628	4,090
Government	8,799	6,446
Account receivables from related parties	2,527	2,168
Other	20,936	13,814
Total accounts receivable	162,544	145,273
Allowance for expected credit losses	(3,297)	(7,690)
Trade and other receivables	$ 159,247	$ 137,583